Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

13. Goodwill and Other Intangible Assets

Changes in goodwill by reportable segment for fiscal 2016, 2017 and 2018 are as follows:

	Millions of yen
	Corporate Financial Services	Maintenance Leasing	Real Estate	Investment and Operation	Retail	Overseas Business	Total
Balance at March 31, 2015
Goodwill	¥55,045	¥282	¥19,203	¥43,841	¥15,424	¥248,961	¥382,756
Accumulated impairment losses	(807)	0	(8,708)	(39)	0	(587)	(10,141)
	54,238	282	10,495	43,802	15,424	248,374	372,615
Acquired	1,158	0	0	29,365	0	3,796	34,319
Impairment	(30)	0	0	0	0	0	(30)
Other (net)*	0	0	0	(6,260)	0	(68,491)	(74,751)

Balance at March 31, 2016
Goodwill	56,203	282	19,203	66,946	15,424	184,266	342,324
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(587)	(10,171)
	55,366	282	10,495	66,907	15,424	183,679	332,153
Acquired	0	0	0	26,316	0	7,054	33,370
Impairment	0	0	0	0	0	(2,785)	(2,785)
Other (net)*	0	0	(31)	(11,342)	0	(10,187)	(21,560)

Balance at March 31, 2017
Goodwill	56,203	282	19,172	81,920	15,424	181,133	354,134
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(3,372)	(12,956)
	55,366	282	10,464	81,881	15,424	177,761	341,178
Acquired	0	9,258	0	13,517	0	20,158	42,933
Impairment	0	0	0	0	0	0	0
Other (net)*	0	0	0	(20,673)	0	5,187	(15,486)

Balance at March 31, 2018
Goodwill	56,203	9,540	19,172	74,764	15,424	206,478	381,581
Accumulated impairment losses	(837)	0	(8,708)	(39)	0	(3,372)	(12,956)

	¥55,366	¥9,540	¥10,464	¥74,725	¥15,424	¥203,106	¥368,625

*	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications. In the Overseas Business segment, there was a decrease of ¥57,153 million during fiscal 2016 due to the partial sale of shares of Houlihan Lokey, which as a result of the sale changed from a consolidated subsidiary to an equity method affiliate.

As a result of the impairment test, the Company and its subsidiaries recognized an impairment loss on goodwill of ¥30 million in Corporate Financial Services segment during fiscal 2016. This impairment loss is included in other (income) and expense, net in the consolidated statements of income. The fair values of the reporting units were measured using mainly the discounted cash flow methodologies and the business enterprise value multiples methodologies. The Company and its subsidiaries recognized an impairment loss on goodwill of ¥2,785 million in Overseas Business segment during fiscal 2017. This impairment loss is included in other (income) and expense, net in the consolidated statements of income. This impairment loss was recognized as a result of reduction in the fair value of an overseas subsidiary due to increases in the credit losses from installment loans, which brought the fair value of the reporting unit below its carrying amount.

The Company and its subsidiaries recognized no impairment loss on goodwill during fiscal 2018.

Other intangible assets at March 31, 2017 and 2018 consist of the following:

	Millions of yen
	2017	2018
Intangible assets that have indefinite useful lives:
Trade names	¥74,489	¥80,844
Asset management contracts	141,352	154,014
Others	6,395	8,311

	222,236	243,169

Intangible assets subject to amortization:
Software	89,714	99,315
Customer relationships	117,716	121,385
Others	73,866	89,028

	281,296	309,728
Accumulated amortization	(107,481)	(113,797)

Net	173,815	195,931

	¥396,051	¥439,100

The aggregate amortization expenses for intangible assets are ¥25,848 million, ¥26,252 million and ¥30,959 million in fiscal 2016, 2017 and 2018, respectively.

The estimated amortization expenses for each of five succeeding fiscal years are ¥30,277 million in fiscal 2019, ¥28,419 million in fiscal 2020, ¥23,379 million in fiscal 2021, ¥20,657 million in fiscal 2022 and ¥15,729 million in fiscal 2023, respectively.

Intangible assets subject to amortization increased during fiscal 2018 are ¥52,940 million. They mainly consist of ¥20,695 million of software and ¥13,441 million of customer relationships recognized in acquisitions. The weighted average amortization periods for the software and the customer relationships recognized in acquisitions are 5 years and 12 years, respectively.

As a result of the impairment test, the Company and its subsidiaries recognized an impairment loss of ¥295 million on intangible assets included in Investment and Operation segment during fiscal 2016. The Company and its subsidiaries recognized an impairment loss of ¥411 million on intangible assets included in Overseas Business segment during fiscal 2017. The Company and its subsidiaries recognized an impairment loss of ¥194 million on intangible assets included in Investment and Operation segment during fiscal 2018. These impairment losses are included in other (income) and expense, net in the consolidated statements of income. These impairment losses are recognized due to the reduction in the estimated future cash flow, which brought the fair values of the intangible assets below its carrying amount. The fair values of the intangible assets were measured using the discounted cash flow methodologies.